Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Cash Flow Information
Schedule of Cash Flow, Supplemental Disclosures

	Yen (millions)
	2011	2010	2009
Cash paid during the year for:
Interest	25,457	26,706	34,443
Income taxes	122,057	61,155	177,624

Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	638	2	—